RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of amounts due to related parties

	December 31, 2024	December 31, 2023

Entities controlled by directors (non-interest-bearing)	110,069	82,328
	$110,069	$82,328

Schedule of amounts charged by related parties

	2024	2023	2022
Interest charged on amounts due to related parties	$8	$1,100	$1,158
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 13)	12,000	12,000	12,000
Share-based payments	66,362	—	—
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	15,469	15,081	19,272
	$123,839	$58,181	$62,430